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December 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

Re:      IDS Managed Retirement Fund, Inc.
         IDS Managed Allocation Fund
         File No. 2-93801/811-4133

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS MANAGED RETIREMENT FUND, INC.

/s/ Leslie L. Ogg

Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/